Disclosure of new standards adopted, impact summary consolidated income statement (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Revenue	$ 1,472,366	$ 1,402,339
Depreciation and amortization	332,667	297,470
Finance expenses	152,000	169,442
Other finance loss	(15,531)	13,000
Profit (loss) before tax	170,837	172,911
Tax expense	85,421	33,219
Profit for the year	85,416	139,692
Other comprehensive income for the year	$ (14,791)	$ 27,170
Earnings (loss) per share - Basic and diluted	$ 0.33	$ 0.57
As previously reported [Member]
Statements [Line Items]
Revenue		$ 1,362,553
Depreciation and amortization		292,880
Finance expenses		103,028
Other finance loss		18,401
Profit (loss) before tax		198,728
Tax expense		34,829
Profit for the year		163,899
Other comprehensive income for the year		$ 31,740
Earnings (loss) per share - Basic and diluted		$ 0.67
Adjustments due to IFRS 9 [Member]
Statements [Line Items]
Revenue		$ 0
Depreciation and amortization		0
Finance expenses		0
Other finance loss		(5,401)
Profit (loss) before tax		5,401
Tax expense		0
Profit for the year		5,401
Other comprehensive income for the year		$ (5,401)
Earnings (loss) per share - Basic and diluted		$ 0.02
Adjustments due to IFRS 15 [Member]
Statements [Line Items]
Revenue		$ 39,786
Depreciation and amortization		4,590
Finance expenses		66,414
Other finance loss		0
Profit (loss) before tax		(31,218)
Tax expense		(1,610)
Profit for the year		(29,608)
Other comprehensive income for the year		$ 831
Earnings (loss) per share - Basic and diluted		$ (0.12)